Reinsurance - Schedule of Reinsurance Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	$ 4,141,000,000	$ 4,028,000,000
Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	3,653,000,000	3,503,000,000
Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	210,000,000	178,000,000
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	928,000,000	1,033,000,000
Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	2,208,000,000	1,970,000,000
Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	186,000,000	195,000,000
Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	121,000,000	127,000,000
Other policy liabilities and assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	488,000,000	525,000,000
SLF Canada
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	374,000,000	687,000,000
SLF Canada | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	294,000,000	602,000,000
SLF Canada | Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	20,000,000	4,000,000
SLF Canada | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	(205,000,000)	129,000,000
SLF Canada | Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	358,000,000	342,000,000
SLF Canada | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF Canada | Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	121,000,000	127,000,000
SLF Canada | Other policy liabilities and assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	80,000,000	85,000,000
SLF U.S.
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	3,241,000,000	2,755,000,000
SLF U.S. | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	2,934,000,000	2,402,000,000
SLF U.S. | Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	10,000,000	(33,000,000)
SLF U.S. | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	1,076,000,000	809,000,000
SLF U.S. | Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	1,848,000,000	1,626,000,000
SLF U.S. | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF U.S. | Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF U.S. | Other policy liabilities and assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	307,000,000	353,000,000
SLF Asia
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	260,000,000	314,000,000
SLF Asia | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	218,000,000	282,000,000
SLF Asia | Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	180,000,000	207,000,000
SLF Asia | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	36,000,000	73,000,000
SLF Asia | Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	2,000,000	2,000,000
SLF Asia | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF Asia | Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF Asia | Other policy liabilities and assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	42,000,000	32,000,000
Corporate
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	266,000,000	272,000,000
Corporate | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	207,000,000	217,000,000
Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	21,000,000	22,000,000
Corporate | Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	186,000,000	195,000,000
Corporate | Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
Corporate | Other policy liabilities and assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	59,000,000	55,000,000
United Kingdom | Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	21,000,000	22,000,000
United Kingdom | Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	47,000,000	58,000,000
Reinsurance Assets
Disclosure of types of insurance contracts [line items]
Impairment loss	$ 0	$ 0